EXHIBIT 99.24 DIGITAL RISK EXCEPTION REPORT

XXXX
Seller:

Deal ID:

Total Loan Count: 14

JPM ID	Description	Code	Comments	Status	MissingDoc	InvestorLoanIdentifier	ConclusionComments
301751287	TRID CD- premiums Optional	XXXX	The Home Warranty on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Resolved	FALSE		Response 1 (XX/XX/XXXX 10:55AM) Client review still in process. Response 2 (XX/XX/XXXX 6:35AM) The provided documentation is sufficient to cure the finding. (Resolved)
301751287	Assets Misc	XXXX	The loan file does not contain terms of withdrawal for co-borrower's XXXX 401k account which has been used to satisfy reserve requirements. Please provide.	Resolved	FALSE	Response 1 (XX/XX/XXXX 8:25AM)
EMD of $XXXX, funds to close of $XXXX, and reserves of $XXXX result in total required assets of $XXXX. XXXX, XXXX, Cleared EMD, and XX% of XXXX IRA reflect total documented assets of $XXXX. The XXXX account is required to document sufficient reserves. Please provide withdrawal terms. (Upheld)

Response 2 (XX/XX/XXXX 7:57AM)
The borrower's are $XXXX short of sufficiently documented funds to close excluding the XXXX account. The 1003 reflects an additional $XXXX in assets with no listed account and no documentation in the loan file. Please provide a 60 day history of referenced account or XXXX withdrawal terms. (Upheld)

Response 3 (XX/XX/XXXX 11:59AM)
Documentation received is sufficient. (Resolved)

301751287	LDP/EPL	XXXX	The file does not contain evidence the following Loan Participants were checked across OFAC, XXXXXX Exclusionary, LDP, and SAM lists: XXXX (seller), XXXX (processing). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:30PM) Documentation received is sufficient. (Resolved)
301751287	The loan file meets all applicable valuation guidelines	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.		FALSE
301751281	Inaccurate Mortgage	XXXX	The Security Instrument was not completed accurately. Unable to validate the signing requirements/signature of the Non-Borrower on the Mortgage/Deed of Trust as the file does not contain a Power of Attorney granting the Borrower authority to sign on behalf of the Non-Borrower as attorney-in-fact.	Resolved	FALSE		Response 1 (XX/XX/XXXX 11:12AM) The provided documentation is sufficient to cure the finding. (Resolved)
301751281	QM - Rebuttable Presumption (HPML)	XXXX	The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. The loan is a non-compliant HPML. Appraisal requirements have not been met. There is no evidence of a signed appraisal acknowledgment, evidence of mailing/receipt of appraisal, or signed appraisal waiver in the loan file. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)	Resolved	FALSE	Response 1 (XX/XX/XXXX 11:01AM)
The provided explanation is insufficient to cure the finding. Initial finding is not in reference to QM Points and Fees Testing. Per the Mavent Report provided, the initial finding is supported. The loan exceeds the HPML APR threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. The loan is a non-compliant HPML. Appraisal requirements have not been met. There is no evidence of a signed appraisal acknowledgment, evidence of mailing/receipt of appraisal, or signed appraisal waiver in the loan file. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). (Upheld)

Response 2 (XX/XX/XXXX 7:19AM)
The provided explanation is sufficient to cure the finding. (Resolved)

301751281	TRID CD ' Projected payments/ Estimated Taxes, Insurance & Assessments	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct Estimated Taxes, Insurance & Assessments under the Projected Payments. There is no description for the item(s) included in 'Other'. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Resolved	FALSE		Response 1 (XX/XX/XXXX 4:19PM) The provided documentation is sufficient to cure the finding. (Resolved)
301751281	LDP/EPL	XXXX	The file does not contain evidence the following Loan Participants were checked across OFAC, XXXXXXX Exclusionary, LDP, and SAM lists: XXX (loan officer), XXX. (seller). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Resolved	FALSE		Response 1 (XX/XX/XXXX 11:08AM) Documentation received is sufficient. (Resolved)
301751281	Sales contract	XXXX	The Sales Contract provided reflects sales price for subject property as $XXXX. However; the final sales price per the Closing Disclosure was $XXXX. The file does not contain an addendum for the increase in the sales price. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 11:07AM) Documentation received is sufficient. (Resolved)
301751281	VVOE required	XXXX	A VVOE is required within 30 days of Note date XX/XX/XXXX. No VVOE is reflected in the loan file. Please provide. It is to be noted the business was verified through Google search during review.	Resolved	FALSE	Response 1 (XX/XX/XXXX 5:57PM)
VVOE provided is dated after the Note date. Investor guideline require that the VVOE be dated prior to Note date. Please provide. (Upheld)

Response 2 (XX/XX/XXXX 3:39PM)
Documentation received is sufficient. (Resolved)

301751281	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.		FALSE
301753232	TRID - Initial CD Delivery Date (prior to consummation)	XXXX	This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If the disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Resolved	FALSE		Response 1 (XX/XX/XXXX 1:30PM) The provided documentation is sufficient to cure the finding. (Resolved)
301753232	TRID - Revised LE Delivery Date4 (prior to consummation)	XXXX	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically, please provide evidence of receipt as well as the consumer's E-consent.	Resolved	FALSE		Response 1 (XX/XX/XXXX 1:32PM) The provided documentation is sufficient to cure the finding. (Resolved)
301753232	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One of the final charges (Loan Discount Points $XXXX) exceeds the comparable amount ($XX). Because the loan failed the XX/XX/XXXX revised LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. A cost to cure in the amount of $XXXX is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If documentation is not provided, violation may be cured with a LOE, corrected PCCD, copy of the refund, and proof of delivery, 60 days from discovery, XX/XX/XXXX.	Resolved	FALSE		Response 1 (XX/XX/XXXX 1:34PM) The provided documentation is sufficient to cure the finding. (Resolved)
301753232	TRID CD- 'Title' missing	XXXX	The following fees on the CD dated XX/XX/XXXX are not preceded by the word Title: Notary, Overnight, Settlement Agent, Wire. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Resolved	FALSE	Response 1 (XX/XX/XXXX 3:08PM)
The provided documentation is insufficient to cure the finding. Although the fees are not "components of Title charges", they are services related to the issuance of title policies and should be preceded by the designation "Title". The following fees on the CD dated XX/XX/XXXX are not preceded by the word Title: Notary, Overnight, Settlement Agent, Wire. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation. (Upheld)

Response 2 (XX/XX/XXXX 12:48PM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753232	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.		FALSE
301753232	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.		FALSE
301753222	QM - Rebuttable Presumption (HPML)	XXXX	The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)	Resolved	FALSE		Response 1 (XX/XX/XXXX 10:22AM) The provided explanation is sufficient to cure the finding. (Resolved)
301753222	XXXX Prohibited Acts and Practices Disclosure Regarding All Home Loans (Form 1) - Missing	XXXX	The XXXX Prohibited Acts and Practices Disclosure Regarding All Home Loans (Form 1) is Missing. Required for all home loans. XXXX Home Loan Protection ActR.I. Bnk. Reg. 3, Sec. 5(A)(iv); App. 5 (Form 1); XX. Gen. Laws ' 34-25.2-5	Resolved	FALSE		Response 1 (XX/XX/XXXX 10:21AM) The provided explanation is sufficient to cure the finding. (Resolved)
301753222	TRID CD- premiums Optional	XXXX	The Title - Owner's Title Insurance on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Resolved	FALSE		Response 1 (XX/XX/XXXX 10:23AM) The provided documentation is sufficient to cure the finding. (Resolved)
301753222	TRID CD- Section B incorrect payee	XXXX	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B. Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Lender). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Resolved	FALSE		Response 1 (XX/XX/XXXX 10:24AM) The provided documentation is sufficient to cure the finding. (Resolved)
301753222	Appraisal Misc	XXXX	Per the guidelines for the appraisal review, for loan amounts less than or equal to $XX million, a full appraisal and a XXXX CDA analysis is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a XXXX CDA analysis.	Resolved	FALSE		Response 1 (XX/XX/XXXX 12:03PM) Documentation received is sufficient. (Resolved)
301753222	Credit Report Inquiries	XXXX	The credit report dated XX/XX/XXXX reflects a recent inquiry on XX/XX/XXXX with XXXX that has not been addressed. Guidelines require a signed and dated written letter of explanation within 90 days of the credit report date. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 12:01PM) Documentation received is sufficient. (Resolved)
301753222	Miscellaneous	XXXX	The loan file is missing the XXXX and XXXX UCDP SSR as required. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 11:55AM) Documentation received is sufficient. (Resolved)
301753222	Miscellaneous	XXXX	The Loan Transmittal Summary/1008 signed by the originating underwriter is missing from the loan file. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 11:58AM) Documentation received is sufficient. (Resolved)
301753222	Tax Transcripts Missing	XXXX	The most recent 2 year's tax transcripts are required and are missing from the loan file. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 12:11PM) Documentation received is sufficient. (Resolved)
301753222	Title Commitment / Title Policy	XXXX	The title commitment/policy is incomplete. The title commitment is missing Schedule A. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 12:13PM) Documentation received is sufficient. (Resolved)
301753222	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines.		FALSE
301753212	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.		FALSE
301753212	Appraisal Misc	XXXX	Per the guidelines for the appraisal review, for loan amounts less than or equal to $XX million, a full appraisal and a XXXX CDA analysis is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contains only 1 full appraisal. Please provide either a 2nd full appraisal or a XXXX CDA analysis.	Resolved	FALSE		Response 1 (XX/XX/XXXX 1:04PM) Documentation received is sufficient. (Resolved)
301753212	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines.		FALSE
301753208	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.		FALSE
301753208	Miscellaneous	XXXX	Please provide the Loan Transmittal Summary/1008 signed by the originating underwriter.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:47PM) Documentation received is sufficient. (Resolved)
301753208	Tax Transcripts Missing	XXXX	Guidelines require the most recent 2 year's personal tax transcripts or W2 transcripts for wage earners, and are missing from the loan file. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:49PM) Documentation received is sufficient. (Resolved)
301753208	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines. The XXXX CDA supports the appraised value.		FALSE
301753201	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the complete seller information in comparison to the Purchase Agreement. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Resolved	FALSE	Response 1 (XX/XX/XXXX 2:03PM)
The provided documentation is insufficient to cure the finding. Although, PCCD and LOE received are sufficient, proof of delivery has not been provided. (Upheld)

Response 2 (XX/XX/XXXX 2:10PM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753201	Credit Report Inquiries	XXXX	The credit report shows a recent inquiry on XX/XX/XXXX by XXXX. The file does not contain an explanation from the borrowers regarding the explanation. Please provide a signed and dated explanation letter that was completed prior to consummation of loan transaction.	Resolved	FALSE		Response 1 (XX/XX/XXXX 8:16AM) The Note date was XX/XX/XXXX. The LOE was dated after closing on XX/XX/XXXX. (Upheld) Response 2 (XX/XX/XXXX 7:44PM) Documentation received is sufficient. (Resolved)
301753201	Title Commitment / Title Policy	XXXX	The title commitment indicates there is an XXXXXXX between the sellers of subject property and XXXX. dated XX/XX/XXXX to continue for X years. The file does not contain documentation or a Title Policy verifying the lease has been cancelled/deleted.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:37PM) Either a XXXXXXXXX or waiver of XXXXXXX is required. (Upheld) Response 2 (XX/XX/XXXX 7:39PM) Documentation received is sufficient. (Resolved)
301753201	Value was not supported within 10% of original appraisal amount	XXXX	The value was not supported within X% of the appraised value as of the effective date. The file does not contain a XXXX Collateral Desktop Analysis.	Resolved	FALSE		Response 1 (XX/XX/XXXX 6:36PM) Documentation received is sufficient. (Resolved)
301753197	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.		FALSE
301753197	Employment lapses	XXXX	The final application indicates the co-borrower has been employed with XXXX for X years as of the application date which would indicate co-borrower employed since approximately XX/XX/XXXX; VVOE not reflected in loan file. The borrower has been on secondary job since XX/XX/XXXX. The application also reflects co-borrower previously employed from XX/XX/XXXX through XX/XX/XXXX. An email from the co-borrower states she XXXXXX from XX/XX/XXXX through XX/XX/XXXX at XXXX leaving a gap of employment from XX/XX/XXXX through XX/XX/XXXX that has not been addressed in the loan file. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 1:58PM) Explanation received is sufficient. (Resolved)
301753197	Funds to Close	XXXX	Funds were required for closing in the amount of $XX. The file only contains a retirement account for assets. Therefore; no assets were verified to cover funds to close.	Resolved	FALSE		Response 1 (XX/XX/XXXX 4:13PM) Documentation received is sufficient. (Resolved)
301753197	LDP/EPL	XXXX	The file does not contain evidence the following Loan Participant was checked across OFAC, XXXXXX Exclusionary, LDP, and SAM lists: XXXX (appraisal company). Please provide searches for this Loan Participant across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Resolved	FALSE		Response 1 (XX/XX/XXXX 1:53PM) Documentation received is sufficient. (Resolved)
301753197	Miscellaneous	XXXX	A 1008 executed by the underwriter is missing from the loan file. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 1:55PM) Documentation received is sufficient. (Resolved)
301753197	VVOE required	XXXX	The loan file does not contain a VVOE for the borrower dated within 10 business days of the Note date XX/XX/XXXX. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 1:51PM) Documentation received is sufficient. (Resolved)
301753197	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.		FALSE
301753194	Tool Kit- missing	XXXX	The Tool Kit is missing.	Resolved	FALSE		Response 1 (XX/XX/XXXX 11:40AM) The provided documentation is sufficient to cure the finding. (Resolved)
301753194	LDP/EPL	XXXX	The file does not contain evidence the following Loan Participants were checked across OFAC, XXXXXXXX Exclusionary, LDP, and SAM lists: XXXX (appraiser and appraisal company). Please provide searches for this Loan Participant across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Resolved	FALSE		Response 1 (XX/XX/XXXX 12:55PM) Documentation received is sufficient. (Resolved)
301753194	Miscellaneous	XXXX	The file contains two explanation letters, one regarding SSN and additional addresses is not dated and the other regarding 401K and IRA with XXXX is not dated or signed. Please provide the signed and dated explanation letters that were completed prior to consummation of loan transaction.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:48PM) Documentation received is sufficient. (Resolved)
301753194	Reserve Assets - Investment	XXXX	The loan file is missing the terms of withdrawal for XXXX retirement account. Please provide.	Resolved	FALSE	Response 1 (XX/XX/XXXX 2:57PM)
The XX/XX/XXXX XXXX statement reflected $XXXX in unvested XXXX of which $X could be used, $XXXX in unvested XXXX stock units, of which $X could be used, and $XXXX in XXXX 401(k), of which XX% was used. Please provide withdrawal terms for the XXXX 401(k). (Upheld)

Response 2 (XX/XX/XXXX 1:11PM)
Documentation received is sufficient. (Resolved)

301753194	Tax Transcripts Missing	XXXX	The loan file does not contain XXXX W-2 transcripts. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:44PM) Documentation received is sufficient. (Resolved)
301753194	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines. The file contains a second appraisal supporting the opinion of value in the origination appraisal report.		FALSE
301753192	Inaccurate Mortgage	XXXX	Pages 10 and 11 of the Security Instrument (Mortgage/Deed of Trust) are not provided in the loan file.	Resolved	FALSE		Response 1 (XX/XX/XXXX 10:41AM) The provided documentation is sufficient to cure the finding. (Resolved)
301753192	TRID CD- Section B incorrect payee	XXXX	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B. Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the Lender or Broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Lender). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Resolved	FALSE	Response 1 (XX/XX/XXXX 10:46AM)
The provided documentation is insufficient to cure the finding. Tax Service (paid to Lender) fee should not be retained by the Lender or Broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the fee is incorrect. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation. (Upheld)

Response 2 (XX/XX/XXXX 8:06AM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753192	Income Docs	XXXX	Borrowers personal tax returns reflect a schedule of K-1's. Three of the K-1's reflect a loss; XXXX, XXXX, and XXXX. The file does not contain a copy of the K-1's, and business tax returns if ownership is XX% or more. Please provide. In addition; business tax transcripts will be required if borrower's ownership is XX% or more of the business.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:31PM) Explanation received is sufficient. (Resolved)
301753192	Miscellaneous	XXXX	The file is missing a 1008 executed by the underwriter. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:32PM) Documentation received is sufficient. (Resolved)
301753192	Appraisal is missing	XXXX	The file does not contain a XXXX Collateral Desktop Analysis. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:34PM) Documentation received is sufficient. (Resolved)
301753192	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines.		FALSE
301753178	Late HOC Disclosure	XXXX	This loan failed the homeownership counseling organizations disclosure date test. (12 CFR §1024.20(a)) The Homeownership Counseling Disclosure dated XX/XX/XXXX provided in the loan file was not disclosed within 3 days of the application date, XX/XX/XXXX. If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.	Resolved	FALSE	Response 1 (XX/XX/XXXX 3:09PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:02AM)
The documentation provided is sufficient to cure the finding.

301753178	State Testing	XXXX	This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a maximum XXX% late fee, the loan has a XXXX% late fee. The loan fails the late fees test by XXX%.	Resolved	FALSE	Response 1 (XX/XX/XXXX 3:31PM)
The rebuttal response has been reviewed. Please provide specific License type of Lender. Lender License type used for testing purposes was XXXX Consumer Credit License. Please confirm accuracy. (Upheld)

Response 2 (XX/XX/XXXX 8:27AM)
The provided explanation is sufficient to cure the finding. (Resolved)

301753178	Tool Kit- late	XXXX	There is no date evident on the Tool Kit to determine if it was disclosed to the consumer(s) within 3 days of the application date, XX/XX/XXXX. If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.	Resolved	FALSE	Response 1 (XX/XX/XXXX 3:24PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:13AM)
The documentation provided is sufficient to cure the finding.

301753178	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than XX% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XX% ($XXXX) exceed the comparable charges ($XXXX) by more than XX%. Because the loan failed the initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and a copy of the refund.	Resolved	FALSE	Response 1 (XX/XX/XXXX 3:22PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:12AM)
The documentation provided is sufficient to cure the finding.

301753178	TRID - Initial LE Delivery Date (from application)	XXXX	This loan failed the initial loan estimate delivery date test (from application). (12 CFR §1026.19(e)(1)(iii)(A)) The initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.	Resolved	FALSE	Response 1 (XX/XX/XXXX 3:12PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:04AM)
The documentation provided is sufficient to cure the finding.

301753178	TRID - SPL - Late	XXXX	This loan failed the written list of service providers disclosure date test. (12 CFR §1026.19(e)(1)(vi)) The written list of Service Providers dated XX/XX/XXXX was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.	Resolved	FALSE	Response 1 (XX/XX/XXXX 3:11PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:03AM)
The documentation provided is sufficient to cure the finding.

301753178	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. Because the loan failed the initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and a copy of the refund.	Resolved	FALSE	Response 1 (XX/XX/XXXX 3:21PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:11AM)
The documentation provided is sufficient to cure the finding.

301753178	TRID CD- premiums Optional	XXXX	The Home Warranty fee on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.	Resolved	FALSE	Response 1 (XX/XX/XXXX 3:15PM)
The provided documentation is insufficient to cure the finding. Although the revised CD and LOE are acceptable, proof of delivery was not provided for review. (Upheld)

Response 2 (XX/XX/XXXX 1:21PM)
The Tracking document is sufficient to cure the exception. (Resolved)

Response 3 (XX/XX/XXXX 1:21PM)
The Tracking document is sufficient to cure the exception. (Resolved)

301753178	Application	XXXX	The final application is inaccurate, and does not appear to be the final application. Only page 4 is signed by the borrowers and not page 3 as required. The liabilities do not match up to the most recent credit report dated XX/XX/XXXX, and the X student loans do not reflect a monthly payment as per the statements provided in the loan file with monthly payments of $XXXX and $XXXX. Page 3 reflects the property to be non-occupied for both borrowers; however, loan closed as an owner occupied property. XXXX 401k asset not reduced to XX%. And XXXX portfolio summary asset not broken out to XX% for non-retirement assets, and XX% for retirement assets. Please provide final application with appropriate figures, date/signatures.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:28PM) Page 3 of the application is not signed. Please provide. (Upheld) Response 2 (XX/XX/XXXX 1:58PM) Documentation received is sufficient. (Resolved)
301753178	Assets Misc	XXXX	Please provide the withdrawal terms for the 401k asset with XXXX and XXXX.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:10PM) Documentation received is sufficient. (Resolved)
301753178	Assets Misc	XXXX	The majority of funds to close coming from the borrowers' sale of the departing home located at XXXX. The loan application reflects net proceeds from the sale of $XXXX. Please provide executed copy of the Settlement Statement evidencing both loans securing the departing home with XXXX as paid, and net proceeds of $XXXX.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:37PM) Documentation received is sufficient. (Resolved)
301753178	Credit Report Inquiries	XXXX	The credit report XX/XX/XXXX shows recent inquires that have not been adequately addressed. Guidelines inquiries within 90 days to be addressed. Please provided a signed/dated letter of explanation for each inquiry rom the borrowers.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:18PM) Documentation received is sufficient. (Resolved)
301753178	LDP/EPL	XXXX	Please provide searches for the appraisal company, XXXX, across all OFAC, XXXXXXX Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:26PM) Documentation received is sufficient. (Resolved)
301753178	Miscellaneous	XXXX	Please provide signed/dated letter of explanation from borrower for moving from the state of XXXX to the state of XXXX, when self-employed business is located in state of XXXX.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:20PM) Documentation received is sufficient. (Resolved)
301753178	Miscellaneous	XXXX	Please provide the final Loan Transmittal Summary/1008 signed by the originating underwriter as it is missing from the loan file.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:31PM) Documentation received is sufficient. (Resolved)
301753178	Miscellaneous	XXXX	The loan closed XX/XX/XXXX. The credit report XX/XX/XXXX reflects the mortgage secured by the borrowers' departing home with XXXX with a monthly payment of $XXXX with a date of last activity of XX/XX/XXXX. Please provide documentation to support the mortgage was current through XX/XX/XXXX.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:36PM) Departure CD payoff balance supports a timely XX/XX/XXXX mortgage payment. (Resolved)
301753178	Tax Returns Obtained	XXXX	The borrower's most recent signed/dated 2 year's business tax returns for XXXX and XXXX are required. The loan file only contains the XXXX business tax return. Please provide the signed/dated XXXX business tax return.	Resolved	FALSE		Response 1 (XX/XX/XXXX 1:41PM) Documentation received is sufficient. (Resolved)
301753178	Tax Returns Obtained	XXXX	The most recent 2 year's personal and business tax returns are required to be signed/dated by the borrowers. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:15PM) Documentation received is sufficient. (Resolved)
301753178	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines. The XXXX CDA supports the appraised value.		FALSE
301753177	TRID - CD Incomplete / Inaccurate	XXXX	Page 5 of the revised CD issued on XX/XX/XXXX is missing.	Resolved	FALSE		Response 1 (XX/XX/XXXX 4:12PM) The provided documentation is sufficient to cure the finding. (Resolved)
301753177	TRID CD ' Closing Information/File number Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct File number. Violation may be cured with LOE to consumer, revised Closing Disclosure and proof of delivery.	Resolved	FALSE	Response 1 (XX/XX/XXXX 4:05PM)
The provided documentation is insufficient to cure the finding. File number, which is disclosed on Title Commitment Report and Closing Instructions is missing from last revised CD issued XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX 8:30AM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753177	TRID CD - Calculating Cash to Close LE column	XXXX	The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Defect can be cured 60 days from discovery.	Resolved	FALSE		Response 1 (XX/XX/XXXX 4:14PM) The provided documentation is sufficient to cure the finding. (Resolved)
301753177	TRID CD- Closing Information/Closing Date	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Violation may be cured with LOE to consumer, revised Closing Disclosure and proof of delivery.	Resolved	FALSE	Response 1 (XX/XX/XXXX 4:18PM)
The provided documentation is insufficient to cure the finding. Per the signature date reflected on the Security Instrument, The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Violation may be cured with LOE to consumer, revised Closing Disclosure and proof of delivery. (Upheld)

Response 2 (XX/XX/XXXX 8:24AM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753177	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.		FALSE
301753177	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.		FALSE
301753170	Inaccurate Note	XXXX	The Note provided in the loan file included the signature of a non-qualifying spouse/person that was not approved on the loan. The Borrower and Co-Borrower (if any) should be the only signatures and/or name(s) on the Note.	Resolved	FALSE		Response 1 (XX/XX/XXXX 11:24AM) The provided documentation is sufficient to cure the finding. (Resolved)
301753170	TRID - CD Non-Borrower with Right to Rescind	XXXX	This loan failed the initial CD delivery date test (prior to consummation) for the disclosure dated XX/XX/XXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Resolved	FALSE		Response 1 (XX/XX/XXXX 10:11PM) The provided documentation is sufficient to cure the finding. (Resolved)
301753170	TRID CD ' Incorrect Section	XXXX	The Warehouse Wire Fee was included in Section B. Services You Cannot Shop For of the CD issued on XX/XX/XXXX. The fee should have been entered under Section A. Origination. Fees charged by creditor or investor are considered charged by an originator. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:39PM) The provided documentation is sufficient to cure the finding. (Resolved)
301753170	Debts Not verified on credit report	XXXX	The properties located at XXXX and XXXX are secured by a commercial loan with XXXX with the borrower as XXXX, guaranteed by the borrower. The loan file contains a copy of the note XX/XX/XXXX mortgage statement dated XX/XX/XXXX. Please provide a verification of mortgage or credit supplement verifying the mortgage payment history and that it is current through XX/XX/XXXX.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:12PM) According to the Note, the borrower signed as Officer of the corporation. The borrower did not personally guarantee the Note. (Resolved)
301753170	Reserve Assets	XXXX	Sufficient reserves to meet Jumbo loan requirements were not verified in the file. Total required assets $XXXX which consists of $XXXX funds to close plus reserves $XXXX (X month's reserves on the subject, and X month's subject PITI reserves on X additional financed properties). The loan file contains total liquid assets totaling $XXXX with XXXX XXXX and XXXX XXXX which results in a reserves shortage of $XXXX. Please provide additional asset documentation as per the guides to support total assets required $XXXX.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:13PM) According to the Note, the borrower signed as Officer of the corporation. The borrower did not personally guarantee the Note. (Resolved)
301753170	Tax Transcripts Missing	XXXX	The most recent 2 year's personal or W2 tax transcripts are missing from the loan file. Please provide.	Resolved	FALSE		Response 1 (XX/XX/XXXX 3:10PM) Documentation received is sufficient. (Resolved)
301753170	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines. The XXXX CDA analysis supports the appraised value.		FALSE
301753161	RTC- same creditor (H9) version required (circuits 2nd, 5th, 8th, 9th, 10th, District of Columbia)	XXXX	The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; however, because the property is located in the State of XXXX model H-9 should have been used. The version provided (H-8) does not state that "if the loan is canceled, terms for the previous loan still apply."	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:44PM) The provided documentation is sufficient to cure the finding. (Resolved)
301753161	LDP/EPL	XXXX	Please provide searches for the closing notary, XXXX, across all OFAC, XXXXXXXX Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Resolved	FALSE		Response 1 (XX/XX/XXXX 2:32PM) Documentation received is sufficient. (Resolved)
301753161	The loan file meets all applicable valuation guidelines	XXXX	The loan file meets all applicable valuation guidelines. The XXXX CDA analysis supports the appraised value.		FALSE

JPM ID	Grade	MoodysGrade	SPGrade	FitchGrade	CureText	Curable	ReviewType
301751287	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:04PM) Still pending. Rebuttal 2 (XX/XX/XXXX 7:00PM) Uploaded PCCD	TRUE	Compliance
301751287	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 12:34PM)
Client provided letter of explanation saying terms of withdraw are not needed. They state they have enough assets in the XXXX and the IRA that the XXXX account is not needed.

Rebuttal 2 (XX/XX/XXXX 3:59PM)
See loe email from lender XXXX Bank regarding file has sufficient assets and not needed to use the XXXX 401k. Attached.

Rebuttal 3 (XX/XX/XXXX 7:02PM)
Uploaded additional asset docs, 401k terms of withdrawal and updated 1003

						TRUE	Credit
301751287	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 5:53PM) Uploaded updated Drive Report	TRUE	Credit
301751287	1	A	A	A		TRUE	Valuation
301751281	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 3:27PM) Uploaded POA	TRUE	Compliance
301751281	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:09PM)
Please see Mavent Report - The loan fees ($XXXX) do not exceed the (QM) (Note Amount >=$XXXX) fee limit, which is X% of the Total Loan Amount ($XXXX). (12 CFR 1026.43(e)(3).

Rebuttal 2 (XX/XX/XXXX 12:42PM)
Kindly re-review condition... loan does not exceed the HPML threshold. Appraisal /Valuation Acknowledgement signed at closing by the borrower certifies that he received the appraisal 3 or more business days prior to loan closing or have waived the right to receive a copy.

						TRUE	Compliance
301751281	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 12:59PM) Uploaded PCCD and proof of delivery	TRUE	Compliance
301751281	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 3:56PM) Uploaded updated AMH Drive Report	TRUE	Credit
301751281	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 3:20PM) Uploaded purchase addendum	TRUE	Credit
301751281	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:40PM) VVOE attached. Rebuttal 2 (XX/XX/XXXX 12:57PM) Uploaded VVOE	TRUE	Credit
301751281	1	A	A	A		TRUE	Valuation
301753232	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 1:03PM) Uploaded CD and proof of delivery.	TRUE	Compliance
301753232	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 12:58PM) Uploaded LE and evidence of receipt	TRUE	Compliance
301753232	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 12:57PM) Uploaded LE and evidence of receipt	TRUE	Compliance
301753232	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 2:30PM) Uploaded client rebuttal Rebuttal 2 (XX/XX/XXXX 12:30PM) Uploaded PCCD, letter and proof of delivery	TRUE	Compliance
301753232	1	A	A	A		TRUE	Credit
301753232	1	A	A	A		TRUE	Valuation
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 7:20PM) The loan does not exceed the threshold. APR XXX does not exceed XX% [APOR (XX%) + XX% for Non-conforming (Jumbo) first mortgage]	TRUE	Compliance
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 7:16PM) Per client - The RI Document requirement is only for primary homes, subject is a secondary home and does not apply.	TRUE	Compliance
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 7:10PM) Uploaded PCCD and letter	TRUE	Compliance
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 7:06PM) Uploaded PCCD and letter to borrower	TRUE	Compliance
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:10PM) Uploaded CDA Analysis	TRUE	Credit
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:13PM) Uploaded LOE re credit inquiry	TRUE	Credit
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:11PM) Uploaded UCDPs	TRUE	Credit
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:12PM) Uploaded signed 1008	TRUE	Credit
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:07PM) Uploaded transcripts	TRUE	Credit
301753222	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:08PM) Uploaded Prelim with Sched A	TRUE	Credit
301753222	1	A	A	A		TRUE	Valuation
301753212	1	A	A	A		TRUE	Compliance
301753212	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 9:57PM) Uploaded CDA Analysis	TRUE	Credit
301753212	1	A	A	A		TRUE	Valuation
301753208	1	A	A	A		TRUE	Compliance
301753208	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 2:47PM) Uploaded signed 1008	TRUE	Credit
301753208	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 2:45PM) Upload transcripts	TRUE	Credit
301753208	1	A	A	A		TRUE	Valuation
301753201	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 1:19PM) Uploaded PCCD and LOE Rebuttal 2 (XX/XX/XXXX 11:27AM) Uploaded proof of delivery	TRUE	Compliance
301753201	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:15AM) LOE Uploaded. Rebuttal 2 (XX/XX/XXXX 12:46PM) Uploaded Lender's Cert	TRUE	Credit
301753201	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 3:07PM)
Rebuttal from client. Per closing officer, our title commitment listed that lease under title exceptions #12. Exceptions are items title will not defend or insurance against.

Rebuttal 2 (XX/XX/XXXX 12:45PM)
Uploaded ALTA Endorsement

						TRUE	Credit
301753201	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 3:07PM) XXXX Collateral Desktop Analysis.	TRUE	Valuation
301753197	1	A	A	A		TRUE	Compliance
301753197	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 12:42PM) Uploaded client LOE re employment	TRUE	Credit
301753197	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 3:11PM) Uploaded XXXX stmts	TRUE	Credit
301753197	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 12:46PM) Uploaded Drive Report	TRUE	Credit
301753197	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 12:41PM) Uploaded signed 1008	TRUE	Credit
301753197	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 12:55PM) Uploaded VVOEs	TRUE	Credit
301753197	1	A	A	A		TRUE	Valuation
301753194	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 1:55PM) Uploaded Tool Kit disclosure tracking	TRUE	Compliance
301753194	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 12:03PM) Uploaded Drive Report	TRUE	Credit
301753194	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 6:02PM) Uploaded LOEs	TRUE	Credit
301753194	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 5:52PM) Uploaded client rebuttal re assets Rebuttal 2 (XX/XX/XXXX 10:01PM) Uploaded 401k terms of withdrawal	TRUE	Credit
301753194	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 5:50PM) Uploaded XXXX W-2 transcripts	TRUE	Credit
301753194	1	A	A	A		TRUE	Valuation
301753192	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 9:23PM) Uploaded pg 10 & 11 of DOT	TRUE	Compliance
301753192	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 9:26PM) Uploaded CD. Rebuttal 2 (XX/XX/XXXX 11:34AM) Uploaded PCCD and letter	TRUE	Compliance
301753192	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:44PM) Uploaded client LOE	TRUE	Credit
301753192	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 4:43PM) Uploaded signed 1008	TRUE	Credit
301753192	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 7:44PM) Uploaded CDA Analysis	TRUE	Valuation
301753192	1	A	A	A		TRUE	Valuation
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:40PM) See uploaded initial disclosures and tracking Rebuttal 2 (XX/XX/XXXX 10:42PM) see uploaded lender LOE and screenshot of disclosure tracking	TRUE	Compliance
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:32PM)
Please provide clarification, on what is needed to cure the finding or if it is even curable.

Rebuttal 2 (XX/XX/XXXX 7:55PM)
Please check per XXXX Code Title 5. Banks and Financial Institutions § 5-18-15 - (e) Default or extension charges. If the contract so provides, when a scheduled payment is in default or delinquent for 10 or more days, the licensee may charge and collect an additional late charge not to exceed the greater of XX dollars ($XX) or five percent of the amount of the scheduled payment in default. Each of the late charges permitted under this subsection may be collected only once on any scheduled payment, regardless of the period during which the payment remains in default or is delinquent. It is the intent of this subsection that if the payment date of all wholly unpaid installments is deferred or extended one or more full months and the contract so provides, the licensee may charge and collect a deferment or default charge only on the installment which is delinquent at the date the contract is extended or deferred.

						TRUE	Compliance
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:37PM) See uploaded initial disclosures and tracking Rebuttal 2 (XX/XX/XXXX 10:36PM) see uploaded lender LOE and screenshot of disclosure tracking	TRUE	Compliance
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:33PM) Uploaded initial disclosures and tracking Rebuttal 2 (XX/XX/XXXX 10:34PM) Uploaded lender LOE and screenshot of disclosure tracking	TRUE	Compliance
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:37PM) See uploaded initial disclosures and tracking Rebuttal 2 (XX/XX/XXXX 10:40PM) see uploaded lender LOE and screenshot of disclosure tracking	TRUE	Compliance
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:38PM) See uploaded initial disclosures and tracking Rebuttal 2 (XX/XX/XXXX 10:41PM) see uploaded lender LOE and screenshot of disclosure tracking	TRUE	Compliance
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:34PM) See Uploaded initial disclosures and tracking Rebuttal 2 (XX/XX/XXXX 10:35PM) see uploaded lender LOE and screenshot of disclosure tracking	TRUE	Compliance
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 10:20AM) Uploaded PCCD and letter Rebuttal 2 (XX/XX/XXXX 4:58PM) Uploaded proof of delivery	TRUE	Compliance
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:25PM) Uploaded Final 1003 Rebuttal 2 (XX/XX/XXXX 4:56PM) Uploaded s&d 1003	TRUE	Credit
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 10:32PM) Uploaded terms of withdrawal	TRUE	Credit
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:23PM) Uploaded settlement stmt	TRUE	Credit
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 10:31PM) Uploaded s&d letter re credit inquiries	TRUE	Credit
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:27PM) Uploaded Drive Report	TRUE	Credit
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 10:29PM) Uploaded s&d letter	TRUE	Credit
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:24PM) Uploaded signed 1008	TRUE	Credit
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 11:27AM) Uploaded Settlement Stmt	TRUE	Credit
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 11:49AM) Uploaded tax returns	TRUE	Credit
301753178	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 10:27PM) Uploaded s&d tax returns	TRUE	Credit
301753178	1	A	A	A		TRUE	Valuation
301753177	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 7:03PM) Uploaded CD XX/XX/XXXX with all pages	TRUE	Compliance
301753177	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 7:07PM) Uploaded CD XX/XX/XXXX which has the same Loan ID # XXXX as the rest of the other docs Rebuttal 2 (XX/XX/XXXX 7:12PM) Uploaded Final CD with the file# XXXX	TRUE	Compliance
301753177	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 7:09PM) Uploaded client LOE, LE dtd XX/XX/XXXX and tracking disclosure	TRUE	Compliance
301753177	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 7:11PM) Uploaded PCCD dtd XX/XX/XXXX and tracking disclosure Rebuttal 2 (XX/XX/XXXX 8:23AM) Uploaded PCCD dtd XX/XX/XXXX and tracking disclosure	TRUE	Compliance
301753177	1	A	A	A		TRUE	Credit
301753177	1	A	A	A		TRUE	Valuation
301753170	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 1:19PM) Uploaded corrected note	TRUE	Compliance
301753170	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 6:47PM) Uploaded E-consent	TRUE	Compliance
301753170	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 8:51PM) Uploaded PCCD	TRUE	Compliance
301753170	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 2:51PM) Borrower is not personally liable on the XXXX, VOM is not required. Uploaded guide with highlights on page 8 and 12	TRUE	Credit
301753170	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 2:49PM) Borrower is not personally liable on the XXXX additional reserves requirement does not apply on the X reo. Uploaded guide with highlights on page 8 and 12	TRUE	Credit
301753170	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 2:25PM) See uploaded XXXX Announcement	TRUE	Credit
301753170	1	A	A	A		TRUE	Valuation
301753161	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 5:45PM) Uploaded corrected NORTC	TRUE	Compliance
301753161	1	A	A	A	Rebuttal 1 (XX/XX/XXXX 1:00PM) Uploaded drive report	TRUE	Credit
301753161	1	A	A	A			Valuation

JPM Redwood 56904 Rebuttal Findings 08.27.2020
Seller:

Deal ID:

Total Loan Count: 14

JPM ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions
301751287	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID CD- premiums Optional-

The Home Warranty on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 (XX/XX/XXXX 10:55AM)
Client review still in process.

Response 2 (XX/XX/XXXX 6:35AM)
The provided documentation is sufficient to cure the finding. (Resolved)

301751281	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID CD ' Projected payments/ Estimated Taxes, Insurance & Assessments-

The CD issued on XX/XX/XXXX does not reflect the correct Estimated Taxes, Insurance & Assessments under the Projected Payments. There is no description for the item(s) included in 'Other'. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 (XX/XX/XXXX 4:19PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption (HPML)-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. The loan is a non-compliant HPML. Appraisal requirements have not been met. There is no evidence of a signed appraisal acknowledgment, evidence of mailing/receipt of appraisal, or signed appraisal waiver in the loan file. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (XX/XX/XXXX 11:01AM)
The provided explanation is insufficient to cure the finding. Initial finding is not in reference to QM Points and Fees Testing. Per the Mavent Report provided, the initial finding is supported. The loan exceeds the HPML APR threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. The loan is a non-compliant HPML. Appraisal requirements have not been met. There is no evidence of a signed appraisal acknowledgment, evidence of mailing/receipt of appraisal, or signed appraisal waiver in the loan file. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). (Upheld)

Response 2 (XX/XX/XXXX 7:19AM)
The provided explanation is sufficient to cure the finding. (Resolved)

(Clear) Inaccurate Mortgage-

The Security Instrument was not completed accurately. Unable to validate the signing requirements/signature of the Non-Borrower on the Mortgage/Deed of Trust as the file does not contain a Power of Attorney granting the Borrower authority to sign on behalf of the Non-Borrower as attorney-in-fact.

Response 1 (XX/XX/XXXX 11:12AM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753232	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If the disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 1:30PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - Revised LE Delivery Date4 (prior to consummation)-

This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically, please provide evidence of receipt as well as the consumer's E-consent.

Response 1 (XX/XX/XXXX 1:32PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD- 'Title' missing-

The following fees on the CD dated XX/XX/XXXX are not preceded by the word Title: Notary, Overnight, Settlement Agent, Wire. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 (XX/XX/XXXX 3:08PM)
The provided documentation is insufficient to cure the finding. Although the fees are not "components of Title charges", they are services related to the issuance of title policies and should be preceded by the designation "Title". The following fees on the CD dated XX/XX/XXXX are not preceded by the word Title: Notary, Overnight, Settlement Agent, Wire. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation. (Upheld)

Response 2 (XX/XX/XXXX 12:48PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One of the final charges (Loan Discount Points $XXXX) exceeds the comparable amount ($XX). Because the loan failed the XX/XX/XXXX revised LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. A cost to cure in the amount of $XXXX is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If documentation is not provided, violation may be cured with a LOE, corrected PCCD, copy of the refund, and proof of delivery, 60 days from discovery, XX/XX/XXXX

Response 1 (XXXX 1:34PM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753222	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) XXXXX Prohibited Acts and Practices Disclosure Regarding All Home Loans (Form 1) - Missing-

The XXXX Prohibited Acts and Practices Disclosure Regarding All Home Loans (Form 1) is Missing. Required for all home loans. XXXX Home Loan Protection ActR.I. Bnk. Reg. 3, Sec. 5(A)(iv); App. 5 (Form 1); XX Gen. Laws ' 34-25.2-5

Response 1 ( XX/XX/XXXX 10:21AM)
The provided explanation is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption (HPML)-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

Response 1 (XX/XX/XXXX 10:22AM)
The provided explanation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD- premiums Optional-

The Title - Owner's Title Insurance on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 (XX/XX/XXXX 10:23AM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B. Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Lender). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 (XX/XX/XXXX 10:24AM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753212	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.
301753208	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.
301753201	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID CD ' Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete seller information in comparison to the Purchase Agreement. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 (XX/XX/XXXX 2:03PM)
The provided documentation is insufficient to cure the finding. Although, PCCD and LOE received are sufficient, proof of delivery has not been provided. (Upheld)

Response 2 (XX/XX/XXXX 2:10PM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753197	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.
301753194	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) Tool Kit- missing- The Tool Kit is missing. Response 1 (XX/XX/XXXX 11:40AM) The provided documentation is sufficient to cure the finding. (Resolved)
301753192	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) Inaccurate Mortgage-

Pages 10 and 11 of the Security Instrument (Mortgage/Deed of Trust) are not provided in the loan file.

Response 1 (XX/XX/XXXX 10:41AM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD- Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B. Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the Lender or Broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Lender). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 (XX/XX/XXXX 10:46AM)
The provided documentation is insufficient to cure the finding. Tax Service (paid to Lender) fee should not be retained by the Lender or Broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the fee is incorrect. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation. (Upheld)

Response 2 (XX/XX/XXXX 8:06AM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753178	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) Late HOC Disclosure-

This loan failed the homeownership counseling organizations disclosure date test. (12 CFR §1024.20(a)) The Homeownership Counseling Disclosure dated XX/XX/XXXX provided in the loan file was not disclosed within 3 days of the application date, XX/XX/XXXX. If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.

Response 1 (XX/XX/XXXX 3:09PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:02AM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID - SPL - Late-

This loan failed the written list of service providers disclosure date test. (12 CFR §1026.19(e)(1)(vi)) The written list of Service Providers dated XX/XX/XXXX was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.

Response 1 (XX/XX/XXXX 3:11PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:03AM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). (12 CFR §1026.19(e)(1)(iii)(A)) The initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.

Response 1 (XX/XX/XXXX 3:12PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 XX/XX/XXXX 11:04AM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. Because the loan failed the initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and a copy of the refund.

Response 1 (XX/XX/XXXX 3:21PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:11AM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID - XX% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than XX% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XX% ($XXXX) exceed the comparable charges ($XXXX) by more than XXX%. Because the loan failed the initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and a copy of the refund.

Response 1 (XX/XX/XXXX 3:22PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:12AM)
The documentation provided is sufficient to cure the finding.

(Clear) TRID CD- premiums Optional-

The Home Warranty fee on the CD issued on XX/XX/XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.

Response 1 (XX/XX/XXXX 3:15PM)
The provided documentation is insufficient to cure the finding. Although the revised CD and LOE are acceptable, proof of delivery was not provided for review. (Upheld)

Response 2 (XX/XX/XXXX 1:21PM)
The Tracking document is sufficient to cure the exception. (Resolved)

Response 3 (XX/XX/XXXX 1:21PM)
The Tracking document is sufficient to cure the exception. (Resolved)

(Clear) Tool Kit- late-

There is no date evident on the Tool Kit to determine if it was disclosed to the consumer(s) within 3 days of the application date, XX/XX/XXXX. If curing the violation, the following documents are required: LOE to consumer(s), PCCD, and proof of delivery.

Response 1 (XX/XX/XXXX 3:24PM)
The provided documentation is insufficient to cure the finding. Per URLA 1003 in loan file, application date is XX/XX/XXXX. Disclosures provided reflect an issue date of XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 11:13AM)
The documentation provided is sufficient to cure the finding.

(Clear) State Testing-

This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The state regulation of XXXX allows for a maximum XX% late fee, the loan has a XX% late fee. The loan fails the late fees test by XX%.

Response 1 (XX/XX/XXXX 3:31PM)
The rebuttal response has been reviewed. Please provide specific License type of Lender. Lender License type used for testing purposes was XXXX Consumer Credit License. Please confirm accuracy. (Upheld)

Response 2 (XX/XX/XXXX 8:27AM)
The provided explanation is sufficient to cure the finding. (Resolved)

301753177	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Violation may be cured with LOE to consumer, revised Closing Disclosure and proof of delivery.

Response 1 (XX/XX/XXXX 4:18PM)
The provided documentation is insufficient to cure the finding. Per the signature date reflected on the Security Instrument, The CD issued on XX/XX/XXXX does not reflect the correct Closing Date. Violation may be cured with LOE to consumer, revised Closing Disclosure and proof of delivery. (Upheld)

Response 2 (XX/XX/XXXX 8:24AM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Defect can be cured 60 days from discovery.

Response 1 (XX/XX/XXXX0 4:14PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD Incomplete / Inaccurate-

Page 5 of the revised CD issued on XX/XX/XXXX is missing.

Response 1 (XX/XX/XXXX 4:12PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD ' Closing Information/File number Info-

The CD issued on XX/XX/XXXX does not reflect the correct File number. Violation may be cured with LOE to consumer, revised Closing Disclosure and proof of delivery.

Response 1 (XX/XX/XXXX 4:05PM)
The provided documentation is insufficient to cure the finding. File number, which is disclosed on Title Commitment Report and Closing Instructions is missing from last revised CD issued XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 8:30AM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753170	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) Inaccurate Note-

The Note provided in the loan file included the signature of a non-qualifying spouse/person that was not approved on the loan. The Borrower and Co-Borrower (if any) should be the only signatures and/or name(s) on the Note.

Response 1 (XX/XX/XXXX 11:24AM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD Non-Borrower with Right to Rescind-

This loan failed the initial CD delivery date test (prior to consummation) for the disclosure dated XX/XX/XXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).

Response 1 (XX/XX/XXXX 10:11PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD ' Incorrect Section-

The Warehouse Wire Fee was included in Section B. Services You Cannot Shop For of the CD issued on XX/XX/XXXX. The fee should have been entered under Section A. Origination. Fees charged by creditor or investor are considered charged by an originator. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 (XX/XX/XXXX 2:39PM)
The provided documentation is sufficient to cure the finding. (Resolved)

301753161	XXXX	XX/XX/XXXX	$XXXXX	QM Safe Harbor	ATR Compliant	(Clear) RTC- same creditor (H9) version required (circuits 2nd, 5th, 8th, 9th, 10th, District of XXXX)-

The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; however, because the property is located in the State of XXXX model H-9 should have been used. The version provided (H-8) does not state that "if the loan is canceled, terms for the previous loan still apply."

Response 1 (XX/XX/XXXX 2:44PM)
The provided documentation is sufficient to cure the finding. (Resolved)

JPM ID	Credit Exceptions	Property Valuation Exceptions	Final Rating
301751287	(Clear) LDP/EPL-

The file does not contain evidence the following Loan Participants were checked across OFAC, XXXXXXX  Exclusionary, LDP, and SAM lists:XXXX (seller), XXXX (processing). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.

Response 1 (XX/XX/XXXX 3:30PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets Misc-

The loan file does not contain terms of withdrawal for co-borrower's XXXX 401k account which has been used to satisfy reserve requirements. Please provide.

Response 1 (XX/XX/XXXX 8:25AM)
EMD of $XXXX, funds to close of $XXXX, and reserves of $XXXX result in total required assets of $XXXX. XXXXX, XXXX, Cleared EMD, and XX% of XXXX IRA reflect total documented assets of $XXXX. The XXXX account is required to document sufficient reserves. Please provide withdrawal terms. (Upheld)

Response 2 (XX/XX/XXXX 7:57AM)
The borrower's are $XXXX short of sufficiently documented funds to close excluding the XXXX account. The 1003 reflects an additional $XXXX in assets with no listed account and no documentation in the loan file. Please provide a 60 day history of referenced account or XXXXX withdrawal terms. (Upheld)

Response 3 (XX/XX/XXXX 11:59AM)
Documentation received is sufficient. (Resolved)

		(Clear) The loan file meets all applicable valuation guidelines- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.	1
301751281	(Clear) VVOE required-

A VVOE is required within 30 days of Note date XX/XX/XXXX. No VVOE is reflected in the loan file. Please provide. It is to be noted the business was verified through Google search during review.

Response 1 (XX/XX/XXXX 5:57PM)
VVOE provided is dated after the Note date. Investor guideline require that the VVOE be dated prior to Note date. Please provide. (Upheld)

Response 2 (XX/XX/XXXX 3:39PM)
Documentation received is sufficient. (Resolved)

(Clear) Sales contract-

The Sales Contract provided reflects sales price for subject property as $XXXX. However; the final sales price per the Closing Disclosure was $XXXX. The file does not contain an addendum for the increase in the sales price. Please provide.

Response 1 (XX/XX/XXXX 11:07AM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

The file does not contain evidence the following Loan Participants were checked across OFAC, XXXXXXX Exclusionary, LDP, and SAM lists: XXXX (loan officer), XXXX (seller). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.

Response 1 (XX/XX/XXXX 11:08AM)
Documentation received is sufficient. (Resolved)

		(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.	1
301753232	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.	1
301753222	(Clear) Miscellaneous-

The Loan Transmittal Summary/1008 signed by the originating underwriter is missing from the loan file. Please provide.

Response 1 (XX/XX/XXXX 11:58AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report Inquiries-

The credit report dated XX/XX/XXXX reflects a recent inquiry on XX/XX/XXXX with XXXX that has not been addressed. Guidelines require a signed and dated written letter of explanation within 90 days of the credit report date. Please provide.

Response 1 (XX/XX/XXXX 12:01PM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

The loan file is missing the XXXX and XXXX UCDP SSR as required. Please provide.

Response 1 (XX/XX/XXXX 11:55AM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal Misc-

Per the guidelines for the appraisal review, for loan amounts less than or equal to $XX million, a full appraisal and a XXXXX CDA analysis is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a XXXX CDA analysis.

Response 1 (XX/XX/XXXX 12:03PM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment / Title Policy-

The title commitment/policy is incomplete. The title commitment is missing Schedule A. Please provide.

Response 1 (XX/XX/XXXX 12:13PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Transcripts Missing-

The most recent 2 year's tax transcripts are required and are missing from the loan file. Please provide.

Response 1 (XX/XX/XXXX 12:11PM)
Documentation received is sufficient. (Resolved)

		(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines.	1
301753212	(Clear) Appraisal Misc- Per the guidelines for the appraisal review, for loan amounts less than or equal to $XX million, a full appraisal and a XXXX CDA analysis is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contains only 1 full appraisal. Please provide either a 2nd full appraisal or a XXXX CDA analysis. Response 1 (XX/XX/XXXX 1:04PM) Documentation received is sufficient. (Resolved)	(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines.	1
301753208	(Clear) Miscellaneous- Please provide the Loan Transmittal Summary/1008 signed by the originating underwriter. Response 1 (XX/XX/XXXX 3:47PM) Documentation received is sufficient. (Resolved) (Clear) Tax Transcripts Missing- Guidelines require the most recent 2 year's personal tax transcripts or W2 transcripts for wage earners, and are missing from the loan file. Please provide. Response 1 (XX/XX/XXXX 3:49PM) Documentation received is sufficient. (Resolved)	(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The XXXX CDA supports the appraised value.	1
301753201	(Clear) Title Commitment / Title Policy-

The title commitment indicates there is an XXXXXX lease between the sellers of subject property and XXXX. dated XX/XX/XXXX to continue for X years. The file does not contain documentation or a Title Policy verifying the lease has been cancelled/deleted.

Response 1 (XX/XX/XXXX 2:37PM)
Either a XXXXXXXXXX or waiver of XXXXXXXX is required. (Upheld)

Response 2 (XX/XX/XXXX 7:39PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report Inquiries-

The credit report shows a recent inquiry on XX/XX/XXXX by XXXX. The file does not contain an explanation from the borrowers regarding the explanation. Please provide a signed and dated explanation letter that was completed prior to consummation of loan transaction.

Response 1 (XX/XX/XXXX 8:16AM)
The Note date was XX/XX/XXXX The LOE was dated after closing on XX/XX/XXXX (Upheld)

Response 2 (XX/XX/XXXX 7:44PM)
Documentation received is sufficient. (Resolved)

		(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. The file does not contain a XXXX Collateral Desktop Analysis. Response 1 (XX/XX/XXXX 6:36PM) Documentation received is sufficient. (Resolved)	1
301753197	(Clear) VVOE required-

The loan file does not contain a VVOE for the borrower dated within 10 business days of the Note date XX/XX/XXXX. Please provide.

Response 1 (XX/XX/XXXX 1:51PM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

A 1008 executed by the underwriter is missing from the loan file. Please provide.

Response 1 (XX/XX/XXXX 1:55PM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

The file does not contain evidence the following Loan Participant was checked across OFAC, XXXXXX Exclusionary, LDP, and SAM lists: XXXX (appraisal company). Please provide searches for this Loan Participant across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.

Response 1 (XX/XX/XXXX 1:53PM)
Documentation received is sufficient. (Resolved)

(Clear) Funds to Close-

Funds were required for closing in the amount of $XX. The file only contains a retirement account for assets. Therefore; no assets were verified to cover funds to close.

Response 1 (XX/XX/XXXX 4:13PM)
Documentation received is sufficient. (Resolved)

(Clear) Employment lapses-

The final application indicates the co-borrower has been employed with XXXX for XX years as of the application date which would indicate co-borrower employed since approximately XX/XX/XXXX; VVOE not reflected in loan file. The borrower has been on secondary job since XX/XX/XXXX. The application also reflects co-borrower previously employed from XX/XX/XXXX through XX/XX/XXXX. An email from the co-borrower states she XXXX from XX/XX/XXXX through XX/XX/XXXX at XXXX leaving a gap of employment from XX/XX/XXXX through XX/XX/XXXX that has not been addressed in the loan file. Please provide.

Response 1 (XX/XX/XXXX 1:58PM)
Explanation received is sufficient. (Resolved)

		(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.	1
301753194	(Clear) Tax Transcripts Missing-

The loan file does not contain XXXX W-2 transcripts. Please provide.

Response 1 (XX/XX/XXXX 2:44PM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

The file does not contain evidence the following Loan Participants were checked across OFAC, XXXXXXX Exclusionary, LDP, and SAM lists: XXXX (appraiser and appraisal company). Please provide searches for this Loan Participant across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.

Response 1 (XX/XX/XXXX 12:55PM)
Documentation received is sufficient. (Resolved)

(Clear) Reserve Assets - Investment-

The loan file is missing the terms of withdrawal for XXXX retirement account. Please provide.

Response 1 (XX/XX/XXXX 2:57PM)
The XX/XX/XXXX XXXX statement reflected $XXXX in unvested XXXX Plan of which $X could be used, $XXXX in unvested XXXX stock units, of which $X could be used, and $XXXX in XXXX 401(k), of which XX% was used. Please provide withdrawal terms for the XXXX 401(k). (Upheld)

Response 2 (XX/XX/XXXX 1:11PM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

The file contains two explanation letters, one regarding SSN and additional addresses is not dated and the other regarding 401K and IRA with XXXX is not dated or signed. Please provide the signed and dated explanation letters that were completed prior to consummation of loan transaction.

Response 1 (XX/XX/XXXX 2:48PM)
Documentation received is sufficient. (Resolved)

		(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The file contains a second appraisal supporting the opinion of value in the origination appraisal report.	1
301753192	(Clear) Income Docs-

Borrowers personal tax returns reflect a schedule of K-1's. Three of the K-1's reflect a loss; XXXX. The file does not contain a copy of the K-1's, and business tax returns if ownership is XX% or more. Please provide. In addition; business tax transcripts will be required if borrower's ownership is XX% or more of the business.

Response 1 (XX/XX/XXXX 3:31PM)
Explanation received is sufficient. (Resolved)

(Clear) Miscellaneous-

The file is missing a 1008 executed by the underwriter. Please provide.

Response 1 (XX/XX/XXXX 3:32PM)
Documentation received is sufficient. (Resolved)

		(Clear) Appraisal is missing- The file does not contain a XXXX Collateral Desktop Analysis. Please provide. Response 1 (XX/XX/XXXX 3:34PM) Documentation received is sufficient. (Resolved) (Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines.	1
301753178	(Clear) Miscellaneous-

Please provide the final Loan Transmittal Summary/1008 signed by the originating underwriter as it is missing from the loan file.

Response 1 (XX/XX/XXXX 2:31PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets Misc-

Please provide the withdrawal terms for the 401k asset with XXXX and XXXX.

Response 1 (XX/XX/XXXX 3:10PM)
Documentation received is sufficient. (Resolved)

(Clear) Assets Misc-

The majority of funds to close coming from the borrowers' sale of the departing home located at XXXX. The loan application reflects net proceeds from the sale of $XXXX. Please provide executed copy of the Settlement Statement evidencing both loans securing the departing home with XXXX as paid, and net proceeds of $XXXX.

Response 1 (XX/XX/XXXX 2:37PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Returns Obtained-

The borrower's most recent signed/dated 2 year's business tax returns for XXXX and XXXX are required. The loan file only contains the XXXX business tax return. Please provide the signed/dated XXXX business tax return.

Response 1 (XX/XX/XXXX 1:41PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Returns Obtained-

The most recent 2 year's personal and business tax returns are required to be signed/dated by the borrowers. Please provide.

Response 1 (XX/XX/XXXX 3:15PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report Inquiries-

The credit report XX/XX/XXXX shows recent inquires that have not been adequately addressed. Guidelines inquiries within 90 days to be addressed. Please provided a signed/dated letter of explanation for each inquiry rom the borrowers.

Response 1 (XX/XX/XXXX 3:18PM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

The loan closed XX/XX/XXXX. The credit report XX/XX/XXXX reflects the mortgage secured by the borrowers' departing home with XXXX with a monthly payment of $XXXX with a date of last activity of XX/XX/XXXX. Please provide documentation to support the mortgage was current through XX/XX/XXXX.

Response 1 (XX/XX/XXXX 2:36PM)
Departure CD payoff balance supports a timely XX/XX/XXXX mortgage payment. (Resolved)

(Clear) LDP/EPL-

Please provide searches for the appraisal company, XXXX, across all OFAC, XXXXXXX Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.

Response 1 (XX/XX/XXXX 2:26PM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

Please provide signed/dated letter of explanation from borrower for moving from the state of XXXX to the state of XXXX when self-employed business is located in state of XXXX.

Response 1 (XX/XX/XXXX 3:20PM)
Documentation received is sufficient. (Resolved)

(Clear) Application-

The final application is inaccurate, and does not appear to be the final application. Only page 4 is signed by the borrowers and not page 3 as required. The liabilities do not match up to the most recent credit report dated XX/XX/XXXX and the X student loans do not reflect a monthly payment as per the statements provided in the loan file with monthly payments of $XXXX and $XXXX. Page 3 reflects the property to be non-occupied for both borrowers; however, loan closed as an owner occupied property. XXXX 401k asset not reduced to XX%. And XXXX portfolio summary asset not broken out to XX% for non-retirement assets, and XX% for retirement assets. Please provide final application with appropriate figures, date/signatures.

Response 1 (XX/XX/XXXX 2:28PM)
Page 3 of the application is not signed. Please provide. (Upheld)

Response 2 (XX/XX/XXXX1:58PM)
Documentation received is sufficient. (Resolved)

		(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The XXXX CDA supports the appraised value.	1
301753177	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.	1
301753170	(Clear) Tax Transcripts Missing-

The most recent 2 year's personal or W2 tax transcripts are missing from the loan file. Please provide.

Response 1 (XX/XX/XXXX 3:10PM)
Documentation received is sufficient. (Resolved)

(Clear) Debts Not verified on credit report-

The properties located at XXXX and XXXX, are secured by a commercial loan with XXXX with the borrower as XXX, guaranteed by the borrower. The loan file contains a copy of the note XX/XX/XXXX mortgage statement dated XX/XX/XXXX. Please provide a verification of mortgage or credit supplement verifying the mortgage payment history and that it is current through XX/XX/XXXX.

Response 1 (XX/XX/XXXX 3:12PM)
According to the Note, the borrower signed as Officer of the corporation. The borrower did not personally guarantee the Note. (Resolved)

(Clear) Reserve Assets-

Sufficient reserves to meet Jumbo loan requirements were not verified in the file. Total required assets $XXXX which consists of $XXXX funds to close plus reserves $XXXX (X month's reserves on the subject, and X month's subject PITI reserves on X additional financed properties). The loan file contains total liquid assets totaling $XXXX with XXXX XXXX and XXXX XXXX which results in a reserves shortage of $XXXXX. Please provide additional asset documentation as per the guides to support total assets required $XXXX.

Response 1 (XX/XX/XXXX 3:13PM)
According to the Note, the borrower signed as Officer of the corporation. The borrower did not personally guarantee the Note. (Resolved)

		(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The XXXX CDA analysis supports the appraised value.	1
301753161	(Clear) LDP/EPL- Please provide searches for the closing notary, XXXX, across all OFAC, XXXXXXX Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists. Response 1 (XX/XX/XXXX 2:32PM) Documentation received is sufficient. (Resolved)	(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The XXXX CDA analysis supports the appraised value.	1

JPM ID	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)
301751287	1	1	1	A	A	A	A
301751281	1	1	1	A	A	A	A
301753232	1	1	1	A	A	A	A
301753222	1	1	1	A	A	A	A
301753212	1	1	1	A	A	A	A
301753208	1	1	1	A	A	A	A
301753201	1	1	1	A	A	A	A
301753197	1	1	1	A	A	A	A
301753194	1	1	1	A	A	A	A
301753192	1	1	1	A	A	A	A
301753178	1	1	1	A	A	A	A
301753177	1	1	1	A	A	A	A
301753170	1	1	1	A	A	A	A
301753161	1	1	1	A	A	A	A

JPM ID	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
301751287	A	A	A	A	A	A	A	A	A	A	A	A
301751281	A	A	A	A	A	A	A	A	A	A	A	A
301753232	A	A	A	A	A	A	A	A	A	A	A	A
301753222	A	A	A	A	A	A	A	A	A	A	A	A
301753212	A	A	A	A	A	A	A	A	A	A	A	A
301753208	A	A	A	A	A	A	A	A	A	A	A	A
301753201	A	A	A	A	A	A	A	A	A	A	A	A
301753197	A	A	A	A	A	A	A	A	A	A	A	A
301753194	A	A	A	A	A	A	A	A	A	A	A	A
301753192	A	A	A	A	A	A	A	A	A	A	A	A
301753178	A	A	A	A	A	A	A	A	A	A	A	A
301753177	A	A	A	A	A	A	A	A	A	A	A	A
301753170	A	A	A	A	A	A	A	A	A	A	A	A
301753161	A	A	A	A	A	A	A	A	A	A	A	A